Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 9 .9%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 703,209 $ 726,846
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 449,921 452,932
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9510%,
12/26/31 (144A)
‡
681,882 694,181
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 264,429 268,977
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 292,322 285,606
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 239,850 216,051
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.6231%,
5/20/32 (144A)
‡
257,054 263,493
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 160,000 161,329
Mission Lane Credit Card Master Trust, 9.6700%, 11/15/28 (144A) 318,000 322,987
PRET LLC, 5.4871%, 10/25/51 (144A)
‡
306,281 305,643
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 198,000 203,595
Saluda Grade Alternative Mortgage Trust, 7.1150%, 11/25/53 (144A)
‡
820,895 835,566
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 625,000 633,205
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 901,460
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 500,000 508,471
Total Asset-Backed Securities (cost $6,777,394) 6,780,342
Bank Loans - 6 .2%
Communication Services - 0 .4%
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.8024%, 8/2/29
‡,ƒ
270,316 268,213
Communications - 0 .2%
Cengage Learning, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.9362%, 3/24/31
‡,ƒ
150,000 150,678
Consumer Discretionary - 1 .0%
Clarios Global LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
7.0654%, 1/14/32
‡,ƒ
86,000 86,107
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 12 Month + 4.2500%,
8.4568%, 1/16/32
‡,ƒ
162,000 161,663
Topgolf Callaway Brands Corp., First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 7.3116%, 3/18/30
‡,ƒ
267,291 267,013
Varsity Brands LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.7500%,
8.2709%, 8/26/31
‡,ƒ
163,000 163,204
677,987
Consumer Staples - 0 .4%
Journey Personal Care Corp., First Lien Term Loan B, CME Term SOFR 1 Month +
3.7500%, 8.0616%, 3/1/28
‡,ƒ
114,703 114,989
Solina Group Services SAS, First Lien Term Loan B, CME Term SOFR 12 Month +
3.5000%, 7.8050%, 3/7/29
‡,ƒ
170,000 170,779
285,768
Consumer, Non-cyclical - 0 .4%
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 8.8354%, 3/26/29
‡,ƒ
279,284 269,989
Financials - 0 .3%
ITT Holdings LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 2.7500%,
7.0616%, 10/7/30
‡,ƒ
97,754 98,242
OVG Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 7.3116%, 6/25/31
‡,ƒ
97,755 98,244
196,486
Health Care - 0 .6%
LifePoint Health, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.5000%,
7.9647%, 5/19/31
‡,ƒ
81,000 80,532
SBHC Holdings LLC, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.7639%, 11/24/28
‡,ƒ
49,698 44,728

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Bank Loans - (continued)
Health Care - (continued)
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
8.3288%, 9/27/30
‡,ƒ
$ 271,317 $ 267,662
392,922
Industrials - 0 .8%
Foundation Building Materials, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 4.0000%, 9.1017%, 1/29/31
‡,ƒ
274,724 269,688
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.6788%, 8/21/28
‡,ƒ
278,000 271,745
541,433
Information Technology - 0 .8%
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 4.5000%,
8.7908%, 7/1/31
‡,ƒ
275,310 259,309
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 7.5788%, 10/28/30
‡,ƒ
52,000 52,471
Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, CME Term
SOFR 12 Month + 5.0000%, 8.7767%, 11/22/32
‡,ƒ
32,000 32,254
Rocket Software, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
4.2500%, 8.5616%, 11/28/28
‡,ƒ
31,920 32,310
Zuora, Inc., First Lien Term Loan B, CME Term SOFR 12 Month + 3.5000%,
7.6743%, 12/15/31
‡,ƒ
176,000 175,891
552,235
Materials - 0 .9%
Lonza Group AG, First Lien Term Loan B, CME Term SOFR 3 Month + 3.9250%,
8.3538%, 7/3/28
‡,ƒ
279,300 271,999
SCIH Salt Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
3.0000%, 7.5745%, 1/31/29
‡,ƒ
56,000 56,229
White Cap Supply Holdings LLC, First Lien Term Loan B, CME Term SOFR 12
Month + 3.2500%, 7.5550%, 10/19/29
‡,ƒ
180,000 180,277
White Cap Supply Holdings LLC, First Lien Term Loan C, CME Term SOFR 1
Month + 3.2500%, 7.5616%, 10/19/29
‡,ƒ
96,758 96,915
605,420
Utilities - 0 .4%
Talen Energy Supply LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
2.5000%, 7.0235%, 12/11/31
‡,ƒ
250,000 250,730
Total Bank Loans (cost $4,205,478) 4,191,861
Collateralized Loan Obligations - 13 .7%
AB BSL CLO 3 Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.4616%, 7.7548%,
10/20/34 (144A)
‡
690,000 693,336
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 5.6232%,
1/21/35 (144A)
‡
1,000,000 1,001,604
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%, 7.9501%,
7/25/34 (144A)
‡
250,000 251,019
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
5.6336%, 4/15/34 (144A)
‡
500,000 500,750
Ballyrock CLO 22 Ltd. 2024-22A A1A, CME Term SOFR 3 Month + 1.5400%,
5.8420%, 4/15/37 (144A)
‡
250,000 252,311
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.7048%, 4/19/34 (144A)
‡
350,000 350,254
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.7132%, 7/20/37 (144A)
‡
500,000 503,281
CIFC Funding 2023-III Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%,
8.5432%, 1/20/37 (144A)
‡
250,000 256,683
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5636%,
7/15/36 (144A)
‡
250,000 251,279

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.4200%, 5.7201%,
7/25/37 (144A)
‡
$ 400,000 $ 402,340
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 5.7436%,
10/15/34 (144A)
‡
1,000,000 1,003,095
Madison Park Funding LXVI Ltd. 2024-66A A2, CME Term SOFR 3 Month +
1.5800%, 5.9260%, 10/21/37 (144A)
‡
1,000,000 1,007,689
Oaktree CLO Ltd. 2024-26A D1, CME Term SOFR 3 Month + 3.4500%, 7.7432%,
4/20/37 (144A)
‡
500,000 508,735
Palmer Square CLO Ltd. 2022-1A A, CME Term SOFR 3 Month + 1.3200%,
5.6132%, 4/20/35 (144A)
‡
1,180,000 1,182,356
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
7.2432%, 7/20/37 (144A)
‡
640,000 653,634
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 5.5948%,
4/20/34 (144A)
‡
500,000 500,747
Total Collateralized Loan Obligations (cost $9,295,071) 9,319,113
Convertible Bond - 0 .2%
Consumer Staples - 0 .2%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $142,781) 184,000 133,400
Corporate Bonds - 37 .5%
Basic Materials - 2 .5%
Celanese US Holdings LLC, 6.6290%, 7/15/32Ç 43,000 44,178
Celanese US Holdings LLC, 6.9500%, 11/15/33Ç 129,000 134,998
Fedrigoni SpA, EURIBOR 3 Month + 4.0000%, 6.6830%, 1/15/30‡ EUR 220,000 230,082
FMG Resources August 2006 Pty. Ltd., 4.3750%, 4/1/31 (144A) $ 185,000 168,800
Mineral Resources Ltd., 9.2500%, 10/1/28 (144A) 157,000 166,050
Monitchem HoldCo 3 SA, EURIBOR 3 Month + 5.2500%, 8.1360%, 5/1/28‡ EUR 120,000 125,528
Olympus Water US Holding Corp., 5.3750%, 10/1/29 EUR 220,000 222,188
Synthomer plc, 7.3750%, 5/2/29 EUR 220,000 238,159
Taseko Mines Ltd., 8.2500%, 5/1/30 (144A) $ 177,000 181,191
Tronox, Inc., 4.6250%, 3/15/29 (144A) 199,000 180,224
1,691,398
Communications - 4 .6%
AMC Networks, Inc., 10.2500%, 1/15/29 (144A) 171,000 182,543
AMC Networks, Inc., 4.2500%, 2/15/29 100,000 79,212
AT&T, Inc., EURIBOR ICE Swap Rate 5 Year + 3.1400%, 2.8750%, 3/2/25‡,μ EUR 200,000 207,541
Charter Communications Operating LLC, 6.5500%, 6/1/34 $ 226,000 231,150
Iliad Holding SASU, 6.8750%, 4/15/31 EUR 220,000 245,636
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) $ 239,000 181,640
Lumen Technologies, Inc., 4.1250%, 4/15/29 (144A) 115,411 103,488
Lumen Technologies, Inc., 10.0000%, 10/15/32 (144A) 104,918 104,656
McGraw-Hill Education, Inc., 7.3750%, 9/1/31 (144A) 160,000 166,468
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 160,000 164,206
Optics Bidco SpA, 7.8750%, 7/31/28 EUR 220,000 257,860
Summer BC Holdco B SARL, 5.7500%, 10/31/26 EUR 220,000 228,749
Telefonica Europe BV, EUR Swap Annual 7 Year + 3.3470%, 6.1350%, 2/3/30‡,μ EUR 200,000 223,873
United Group BV, 6.5000%, 10/31/31 EUR 220,000 238,993
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) $ 247,000 248,089
Ziggo Bond Co. BV, 6.1250%, 11/15/32 EUR 220,000 229,015
3,093,119
Consumer, Cyclical - 11 .0%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27 EUR 220,000 223,999
Afflelou SAS, 6.0000%, 7/25/29 EUR 220,000 239,141
Allwyn Entertainment Financing UK plc, 7.2500%, 4/30/30 EUR 220,000 243,852
American Airlines, Inc., 5.7500%, 4/20/29 (144A) $ 179,602 179,163

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Aston Martin Capital Holdings Ltd., 10.3750%, 3/31/29 GBP 220,000 $ 272,404
Beazer Homes USA, Inc., 7.5000%, 3/15/31 (144A) $ 178,000 179,480
Bertrand Franchise Finance SAS, EURIBOR 3 Month + 3.7500%,
6.4940%, 7/18/30‡ EUR 220,000 230,197
Carvana Co., 4.8750%, 9/1/29 (144A) $ 260,000 224,276
Carvana Co., 9.0000% (11.00% Cash, 13.00% PIK), 6/1/30 (144A)Ø 154,000 167,509
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 220,000 281,835
Champ Acquisition Corp., 8.3750%, 12/1/31 (144A) $ 133,000 138,516
CT Investment GmbH, 6.3750%, 4/15/30 EUR 220,000 237,049
eG Global Finance plc, 11.0000%, 11/30/28 EUR 220,000 256,267
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27‡,μ $ 173,000 168,439
Grupo Antolin-Irausa SA, 10.3750%, 1/30/30 EUR 220,000 182,475
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) $ 199,000 180,595
Hyundai Capital Services, Inc., 5.2500%, 1/22/28 (144A) 259,000 260,494
IGT Lottery Holdings BV, 4.2500%, 3/15/30 EUR 220,000 231,747
JB Poindexter & Co., Inc., 8.7500%, 12/15/31 (144A) $ 98,000 104,378
Kohl's Corp., 4.6250%, 5/1/31Ç 301,000 240,930
LBM Acquisition LLC, 6.2500%, 1/15/29 (144A) 177,000 163,616
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 186,000 168,925
LHMC Finco 2 Sarl, 7.2500% (7.25% Cash, 8.00% PIK), 10/2/25Ø EUR 199,598 207,739
Lottomatica Group Spa, 5.3750%, 6/1/30 EUR 220,000 236,376
Mattel, Inc., 5.4500%, 11/1/41 $ 190,000 172,525
Miller Homes Group Finco plc, 7.0000%, 5/15/29 GBP 220,000 262,563
Patrick Industries, Inc., 6.3750%, 11/1/32 (144A) $ 172,000 169,588
Penn Entertainment, Inc., 4.1250%, 7/1/29 (144A) 187,000 170,348
Pinewood Finco plc, 6.0000%, 3/27/30 GBP 220,000 271,728
Pinnacle Bidco plc, 8.2500%, 10/11/28 EUR 220,000 242,401
Punch Finance plc, 6.1250%, 6/30/26 GBP 220,000 271,994
Sani/Ikos Financial Holdings 1 SARL, 7.2500%, 7/31/30 EUR 220,000 240,405
SIG plc, 9.7500%, 10/31/29 EUR 220,000 222,714
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) $ 157,000 166,257
Wynn Macau Ltd., 5.1250%, 12/15/29 (144A) 270,000 251,439
7,461,364
Consumer, Non-cyclical - 5 .8%
Allied Universal Holdco LLC, 4.8750%, 6/1/28 GBP 146,000 170,325
Avis Budget Finance plc, 7.0000%, 2/28/29 EUR 220,000 237,334
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30 EUR 120,000 115,549
CVS Health Corp., 4.7800%, 3/25/38 $ 119,000 104,524
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55‡ 100,000 101,006
Garda World Security Corp., 6.0000%, 6/1/29 (144A) 176,000 169,527
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 319,000 340,093
HLF Financing Sarl LLC, 12.2500%, 4/15/29 (144A) 104,000 109,206
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 62,000 41,920
Humana, Inc., 5.8750%, 3/1/33 103,000 104,320
Iceland Bondco plc, 4.3750%, 5/15/28 GBP 220,000 244,658
JBS USA Holding Lux SARL, 6.7500%, 3/15/34 $ 160,000 170,333
LifePoint Health, Inc., 11.0000%, 10/15/30 (144A) 17,000 18,796
LifePoint Health, Inc., 10.0000%, 6/1/32 (144A) 228,000 222,266
Organon & Co., 5.1250%, 4/30/31 (144A) 270,000 244,414
Picard Groupe SAS, 6.3750%, 7/1/29 EUR 220,000 237,977
Pilgrim's Pride Corp., 6.2500%, 7/1/33 $ 165,000 169,229

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) $ 168,000 $ 167,612
RAY Financing LLC, 6.5000%, 7/15/31 EUR 220,000 241,572
Rossini SARL, 6.7500%, 12/31/29 EUR 220,000 242,451
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) $ 40,000 39,900
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 183,000 183,025
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 248,000 269,523
3,945,560
Diversified - 0 .3%
ProGroup AG, 5.3750%, 4/15/31 EUR 220,000 220,859
Energy - 1 .6%
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) $ 86,000 85,864
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32 (144A) 159,000 165,291
Occidental Petroleum Corp., 5.5500%, 10/1/34 176,000 171,195
OEG Finance plc, 7.2500%, 9/27/29 EUR 220,000 239,016
Tallgrass Energy Partners LP, 6.0000%, 9/1/31 (144A) $ 269,000 258,802
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A) 197,000 181,958
1,102,126
Financial - 4 .9%
American Express Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8540%, 3.5500%, 9/15/26‡,μ 266,000 256,448
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 150,000 164,836
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 250,000 250,062
Blue Owl Credit Income Corp., 5.8000%, 3/15/30 (144A) 213,000 210,576
BroadStreet Partners, Inc., 5.8750%, 4/15/29 (144A) 171,000 167,414
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36‡ 95,000 95,415
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
3.4170%, 3.8750%, 2/18/26‡,μ 260,000 254,590
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 232,000 244,705
GLP Capital LP, 4.0000%, 1/15/31 187,000 172,205
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8500%, 3.6500%, 6/1/26‡,μ 260,000 253,372
Macquarie Airfinance Holdings Ltd., 6.5000%, 3/26/31 (144A) 168,000 174,132
Navient Corp., 4.8750%, 3/15/28 184,000 176,193
Navient Corp., 5.5000%, 3/15/29 63,000 60,392
Neinor Homes SA, 5.8750%, 2/15/30 EUR 220,000 238,512
PNC Financial Services Group, Inc. (The), US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.2380%, 6.2000%, 9/15/27‡,μ $ 185,000 186,599
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 165,000 166,965
Sixth Street Lending Partners, 6.5000%, 3/11/29 206,000 210,815
Uniti Group LP, 6.0000%, 1/15/30 (144A) 87,000 76,409
3,359,640
Industrial - 2 .7%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 220,000 196,969
Assemblin Caverion Group AB, EURIBOR 3 Month + 3.5000%, 6.2360%, 7/1/31‡ EUR 220,000 230,302
Berry Global, Inc., 5.8000%, 6/15/31 (144A) $ 61,000 62,678
Berry Global, Inc., 5.6500%, 1/15/34 (144A) 171,000 173,121
Bombardier, Inc., 7.2500%, 7/1/31 (144A) 171,000 176,571
Mauser Packaging Solutions Holding Co., 9.2500%, 4/15/27 (144A) 180,000 183,377
Quikrete Holdings, Inc., 6.7500%, 3/1/33 (144A) 62,000 62,155
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 161,000 166,956
Regal Rexnord Corp., 6.4000%, 4/15/33 166,000 171,778
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.8860%, 4/15/29‡ EUR 220,000 189,822

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Wilsonart LLC, 11.0000%, 8/15/32 (144A) $ 247,000 $ 247,039
1,860,768
Technology - 1 .7%
Cloud Software Group, Inc., 6.5000%, 3/31/29 (144A) 188,000 184,802
Intel Corp., 3.1000%, 2/15/60 290,000 155,576
IPD 3 BV, EURIBOR 3 Month + 3.3750%, 6.2610%, 6/15/31‡ EUR 220,000 230,249
Rocket Software, Inc., 6.5000%, 2/15/29 (144A) $ 197,000 186,696
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 6.2850%, 7/31/31‡ EUR 220,000 229,992
Western Digital Corp., 2.8500%, 2/1/29 $ 194,000 173,915
1,161,230
Utilities - 2 .4%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82‡ 266,000 253,853
Alpha Generation LLC, 6.7500%, 10/15/32 (144A) 249,000 251,765
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62‡ 176,000 166,999
EP Infrastructure A/S, 1.8160%, 3/2/31 EUR 220,000 197,825
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29 (144A) $ 175,000 176,070
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55‡ 251,000 249,040
NRG Energy, Inc., 6.2500%, 11/1/34 (144A) 170,000 167,508
Vistra Operations Co. LLC, 6.9500%, 10/15/33 (144A) 157,000 168,511
1,631,571
Total Corporate Bonds (cost 25,767,856) 25,527,635
Mortgage-Backed Securities - 48 .8%
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 164,037
0.0000%, 11/27/51 (144A)
¤
257,817 169,058
0.9778%, 9/27/52 (144A)
‡
327,626 277,398
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.1145%, 6.4207%, 9/15/36 (144A)
‡
325,000 324,203
CME Term SOFR 1 Month + 2.4645%, 6.7715%, 6/15/38 (144A)
‡
284,940 285,067
CME Term SOFR 1 Month + 1.2928%, 5.5991%, 12/15/39 (144A)
‡
206,000 206,000
CME Term SOFR 1 Month + 1.6423%, 5.9486%, 12/15/39 (144A)
‡
81,000 81,026
CME Term SOFR 1 Month + 1.8920%, 6.1982%, 12/15/39 (144A)
‡
500,000 501,060
7.7127%, 8/13/41 (144A)
‡
325,000 319,823
BX Trust
CME Term SOFR 1 Month + 2.8894%, 7.1956%, 7/15/29 (144A)
‡
250,000 251,793
CME Term SOFR 1 Month + 2.3590%, 6.6650%, 10/15/36 (144A)
‡
325,000 324,788
CME Term SOFR 1 Month + 2.7080%, 7.0140%, 10/15/36 (144A)
‡
600,000 599,222
CME Term SOFR 1 Month + 2.1110%, 6.4172%, 4/15/39 (144A)
‡
238,594 237,405
BXHPP Trust , CME Term SOFR 1 Month + 1.0145% , 5.3205% , 8/15/36 (144A)
‡
200,000 191,419
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9215% , 10/15/38 (144A)
‡
1,000,000 1,000,238
COMM Mortgage Trust , 3.4001% , 8/15/57 (144A)
‡
500,000 444,224
Connecticut Avenue Securities , SOFR30A + 1.7000% , 6.0510% , 1/25/45 (144A)
‡
205,536 205,561
Connecticut Avenue Securities Trust
SOFR30A + 4.5000%, 8.8510%, 1/25/42 (144A)
‡
500,000 526,719
SOFR30A + 5.9000%, 10.2510%, 7/25/43 (144A)
‡
1,000,000 1,105,000
SOFR30A + 2.8000%, 7.1493%, 3/25/44 (144A)
‡
1,425,000 1,472,491

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
DBGS Mortgage Trust , CME Term SOFR 1 Month + 1.9960% , 6.3020% , 5/15/35
(144A)
‡
$ 243,750 $ 240,776
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.5705% , 10/15/43
(144A)
‡
325,000 311,083
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
8.1205% , 7/15/38 (144A)
‡
482,047 484,449
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 10.6010%, 10/25/33 (144A)
‡
250,000 310,304
SOFR30A + 6.2500%, 10.6010%, 9/25/41 (144A)
‡
160,000 169,038
SOFR30A + 7.0000%, 11.3510%, 12/25/41 (144A)
‡
158,000 170,355
SOFR30A + 1.8500%, 6.2010%, 11/25/43 (144A)
‡
147,919 148,673
SOFR30A + 1.8000%, 6.1510%, 8/25/44 (144A)
‡
325,000 328,020
SOFR30A + 1.4500%, 5.8010%, 10/25/44 (144A)
‡
325,000 326,010
FIGRE Trust , 5.9740% , 12/25/54 (144A)
‡
491,726 489,047
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
619,000 481,149
2.5000%, TBA, 30 Year Maturity
(b)
105,000 85,496
3.0000%, TBA, 30 Year Maturity
(b)
2,068,000 1,756,183
3.5000%, TBA, 30 Year Maturity
(b)
2,889,000 2,555,517
4.0000%, TBA, 30 Year Maturity
(b)
904,000 826,594
4.5000%, TBA, 30 Year Maturity
(b)
1,573,000 1,480,528
5.0000%, TBA, 30 Year Maturity
(b)
1,963,000 1,895,383
5.5000%, TBA, 30 Year Maturity
(b)
3,195,000 3,154,257
6.0000%, TBA, 30 Year Maturity
(b)
1,622,000 1,632,965
6.5000%, TBA, 30 Year Maturity
(b)
153,000 156,853
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
162,000 146,357
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
‡
425,603 427,878
GNMA II, Single Family, 30 Year
3.5000%, TBA, 30 Year Maturity
(b)
1,292,000 1,154,569
4.0000%, TBA, 30 Year Maturity
(b)
204,000 187,632
5.0000%, TBA, 30 Year Maturity
(b)
96,000 93,180
5.5000%, TBA, 30 Year Maturity
(b)
68,000 67,457
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 7.1962% , 3/15/39
(144A)
‡
325,000 327,456
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 85,337 84,417
4.1545%, 8/5/34 (144A) 238,000 228,601
5.1590%, 8/5/34 (144A)
‡
100,000 98,602
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
325,000 329,006
Life Mortgage Trust , CME Term SOFR 1 Month + 2.5419% , 6.8482% , 5/15/39
(144A)
‡
165,000 153,576
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0214%, 4/15/38 (144A)
‡
320,000 320,128
CME Term SOFR 1 Month + 3.3154%, 7.6214%, 4/15/38 (144A)
‡
680,000 669,866
MHP
CME Term SOFR 1 Month + 3.9575%, 8.2637%, 1/15/27 (144A)
‡
911,614 907,856
CME Term SOFR 1 Month + 2.3145%, 6.6215%, 7/15/38 (144A)
‡
325,000 323,431

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.2852% ,
9.5952% , 3/15/39 (144A)
‡
$ 457,000 $ 458,929
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 327,140
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 137,565
RCKT Mortgage Trust , 5.6830% , 12/25/44 (144A)
Ç
356,247 356,002
Saluda Grade Alternative Mortgage Trust , 7.5000% , 2/25/30 (144A)
Ç
170,000 170,713
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0387% , 11/15/36 (144A)
‡
165,000 164,861
STWD Trust , CME Term SOFR 1 Month + 2.7870% , 7.0930% , 7/15/36 (144A)
‡
328,000 328,421
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 100,000 71,080
Total Mortgage-Backed Securities (cost $33,044,562) 33,223,935
Common Stocks - 0 .4%
Chemicals - 0 .1%
Celanese Corp. - Class A 952 67,630
Health Care Providers & Services - 0 .2%
Surgery Partners, Inc.* 4,879 124,366
Pharmaceuticals - 0 .1%
Teva Pharmaceutical Industries Ltd. (ADR)* 5,515 97,781
Total Common Stocks (cost 273,767) 289,777
Exchange Traded Funds - 5 .5%
Franklin Senior Loan ETF 42,174 1,029,467
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
53,745 2,732,681
Total Exchange Traded Funds (cost $3,771,355) 3,762,148
Investment Companies - 3 .5%
Money Market Funds - 3 .5%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $2,379,979) 2,379,504 2,379,979
Total Investments (total cost $ 85,658,243 ) - 125 .7% 85,608,190
Liabilities, net of Cash, Receivables and Other Assets - (25.7%) (17,487,327)
Net Assets - 100.0% $68,120,863
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 73,214,353 85 .6%
United Kingdom 3,730,802 4 .4
Luxembourg 1,385,530 1 .6
Netherlands 1,153,877 1 .3
Italy 1,144,132 1 .3
France 952,951 1 .1
Germany 797,456 0 .9
Canada 781,142 0 .9
Spain 420,987 0 .5
Australia 334,850 0 .4
Switzerland 271,999 0 .3
South Korea 260,494 0 .3
Macau 251,439 0 .3
Ireland 244,705 0 .3
Sweden 230,302 0 .3
Czech Republic 197,825 0 .2
Cayman Islands 137,565 0 .2
Israel 97,781 0 .1
Total $ 85,608,190 100 .0%

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.7)%
Mortgage-Backed Securities - (0.7)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.0000%, TBA, 30 Year Maturity
(b)
$ (619,000) $ (481,149)
Total Securities Sold Short (proceeds $477,210) $ (481,149)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (481,149) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/12/2024 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 7.5%
Exachange Traded Fund - 4.0%
Janus Henderson
Emerging Markets Debt
Hard Currency ETF $ – $ 4,418,625 $ (1,631,418) $ (43,949) $ (10,577) $ 2,732,681 53,745 $ 34,327
Money Market Funds - 3.5%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
– 32,096,790 (29,716,811) – – 2,379,979 2,379,504 34,158
Total Affiliated Investments
- 7.5% $– $36,515,415 $(31,348,229) $(43,949) $(10,577) $5,112,660 $68,485
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 4/14/25 (20,648) $ 21,350 $ 185
Euro 4/14/25 (2,233) 2,309 20
Euro 4/14/25 (20,507) 21,390 (1)
Euro 4/14/25 (2,741) 2,861 (3)
Euro 4/14/25 (10,978) 11,485 (34)
Euro 4/14/25 8,313,990 (8,564,295) (107,278)
Great British Pound 4/14/25 139,136 (173,437) 590
Great British Pound 4/14/25 1,306,938 (1,594,778) (28,806)
(135,327)
Total $(135,327)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 107 3/31/25 $ 22,001,875 $ 14,105
U.S. Treasury 5 Year Notes 54 3/31/25 5,745,094 (4,857)
Total - Futures Long 9,248
Futures Short:
U.S. Treasury 10 Year Notes 2 3/20/25 (217,687) 5,279
U.S. Treasury 10 Year Ultra Bonds 7 3/20/25 (779,625) 11,416
U.S. Treasury Long Bonds 8 3/20/25 (911,250) 35,664
U.S. Treasury Ultra Bonds 2 3/20/25 (236,937) 16,957
Total - Futures Short 69,316
Total $78,564
Schedule of Exchange-Traded Written Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Call Options:
100 oz Gold 1 2,945.00 USD 02/25/2025 $ 100 $ 780 $ (550) $ (1,330)
Light Sweet Crude Oil 1 86.00 USD 02/14/2025 1,000 770 730 (40)
S&P 500 E-Mini Index 1 6,625.00 USD 03/21/2025 50 99 46 (53)
U.S. Treasury 10 Year Note 1 109.50 USD 02/21/2025 100,000 358 (1) (359)
$2,007 $225 $(1,782)
Written Put Options:
100 oz Gold 1 2,415.00 USD 02/25/2025 $ 100 $ 110 $ 70 $ (40)
Light Sweet Crude Oil 1 70.00 USD 02/14/2025 1,000 340 (400) (740)
S&P 500 E-Mini Index 1 4,975.00 USD 03/21/2025 50 549 186 (363)
U.S. Treasury 10 Year Note 1 105.00 USD 02/21/2025 100,000 92 77 (15)
$1,091 $(67) $(1,158)
Total $3,098 $158 $(2,940)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $21,180,734
Average notional amount of contracts - short 1,831,901
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 2,360,278
Average amounts sold - in USD 9,280,274
Options:
Average value of option contracts written 980

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

ADR American Depositary Receipt
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case or additional securities.
plc Public Limited Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $43,717,208 which represents 64.2% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 6,780,342 $ — $ 6,780,342
Bank Loans — 4,191,861 — 4,191,861
Collateralized Loan Obligations — 9,319,113 — 9,319,113
Convertible Bond — 133,400 — 133,400
Corporate Bonds — 25,527,635 — 25,527,635
Mortgage-Backed Securities — 33,223,935 — 33,223,935
Common Stocks 289,777 — — 289,777
Exchange Traded Funds 3,762,148 — — 3,762,148
Investment Companies — 2,379,979 — 2,379,979
Total Investments in Securities $ 4,051,925 $ 81,556,265 $ — $ 85,608,190
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 795 $ — $ 795
Futures Contracts 83,421 — — 83,421
Total Other Financial Instruments $ 83,421 $ 795 $ — $ 84,216
Total Assets $ 4,135,346 $ 81,557,060 $ — $ 85,692,406

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 481,149 $ — $ 481,149
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 136,122 $ — $ 136,122
Futures Contracts 4,857 — — 4,857
Options Written, at Value 2,940 — — 2,940
Total Other Financial Instruments $ 7,797 $ 136,122 $ — $ 143,919
Total Liabilities $ 7,797 $ 617,271 $ — $ 625,068
(a) Other financial instruments include forward foreign currency exchange contracts, futures and written options contracts. Forward foreign currency exchange contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written options are reported at their market value at measurement date.

Janus Henderson Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Income ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71291 03-25